Revenue and Other Income from Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Revenue And Other Income From Continuing Operations [Abstract]
Schedule of revenue and other income

	Years Ended June 30,
	2019	2018	2017

Other interest income
Interest	108,538	201,174	132,396
Total other interest income	108,538	201,174	132,396

Other income
R&D Tax Incentive (1)	4,951,167	3,125,775	3,022,673

Total other income	4,951,167	3,125,775	3,022,673

Total revenue and other income from continuing operations	5,059,705	3,326,949	3,155,069